Supplemental financial information - Accumulated other comprehensive income (loss), net of taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income (loss), net of taxes [Abstract]
Net actuarial loss	$ (525)	$ (701)
Net prior service credit	1	7
Cash flow hedge derivative	(4)	(5)
Total	$ (528)	$ (699)